SHARE-BASED COMPENSATION AND EMPLOYEE SHARE PURCHASE PLAN Service Based Units (Details) - 2017 Omnibus Plan - Service Based Units (SBUs) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PBUs or SBUs at December 31, 2016	257,769	0
Granted	230,645	267,118
Vested		(457)
Forfeited		(8,892)
PBUs or SBUs at December 31, 2017		257,769